Basis for preparation:	12 Months Ended
Dec. 31, 2018
Basis of preparation of financial statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]
Note 17 - Basis for preparation:

The accompanying consolidated financial statements at December 31, 2017 and 2018 have been prepared in accordance with the IFRS and their Interpretations (IFRIC) as issued by the International Accounting Standard Board (IASB).

17.1) Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis.  Except for certain financial instruments measured at amortized cost or at their fair value as explained in the accounting policies described below.

The consolidated financial statements have been prepared under the going-concern basis.

17.2) Use of estimates and judgments

The preparation of consolidated financial statements requires Management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses.  The areas involving a higher degree of judgment or complexity, or the areas where assumptions and estimates are significant to the consolidated financial statements, are described in Note 20.

Critical estimates and assumptions are reviewed regularly.  Adjustments to the accounting estimates are recognized in the period in which the estimate is reviewed and in any future period affected.